Pension and Other Post-Retirement Benefits - Summary of Other Variables that Impacted Benefit Obligations and Expense (Detail) - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Average remaining service period of active employees (years)	9.0	9.8	9.7
Average duration of the defined benefit obligations (years)	15.7	15.5	15.5
Other [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Average remaining service period of active employees (years)	12.2	11.9	11.8
Average duration of the defined benefit obligations (years)	19.0	19.3	19.2